RECLAMATION PROVISION AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
RECLAMATION PROVISION AND OTHER LIABILITIES
Schedule of reclamation provision and other liabilities

	As at December 31,

	2012	2011

Reclamation provision (note 6(a))	$101,753	$105,443

Long-term portion of capital lease obligations (note 13(a))	12,108	26,184

Pension benefits (note 6(b))	13,734	13,991

Other	140	370

Total	$127,735	$145,988

Reconciliation of the beginning and ending carrying amounts of the Company's asset retirement obligations

	2012	2011

Asset retirement obligations, beginning of year	$86,386	$91,641

Current year additions and changes in estimate, net	1,495	(8,398)

Current year accretion	5,068	4,953

Liabilities settled	(254)	–

Foreign exchange revaluation	1,655	(1,810)

Reclassification from long-term to current	(4,630)	–

Asset retirement obligations – long-term, end of year	$89,720	$86,386

Components of net pension plan expense

	Years Ended December 31,

	2012	2011	2010

Service cost – benefits earned during the year	$650	$996	$981

Interest cost on projected benefit obligation	489	663	613

Amortization of net transition asset	169	171	164

Prior service cost	26	26	25

Loss due to settlement	2,921	–	–

Recognized net actuarial loss	340	245	–

Net pension benefits expense	$4,595	$2,101	$1,783

Schedule of funded status of Executives plan

	2012	2011

Reconciliation of the market value of plan assets:

Fair value of plan assets, beginning of year	$2,952	$2,443

Agnico-Eagle's contribution	839	1,156

Benefit payments	(520)	(578)

Settlements	(961)	–

Effect of exchange rate changes	63	(69)

Fair value of plan assets, end of year	2,373	2,952

Reconciliation of projected benefit obligation:

Projected benefit obligation, beginning of year	14,370	12,041

Service cost	650	996

Interest cost	489	663

Net actuarial loss	675	1,704

Benefit payments	(520)	(696)

Settlements	(5,148)	–

Effect of exchange rate changes	302	(338)

Projected benefit obligation, end of year	10,818	14,370

Deficiency of plan assets compared with projected benefit obligation	$(8,445)	$(11,418)

Net pension amount recognized in the consolidated balance sheet and valuation assumptions

	As at December 31,

	2012	2011

Accrued employee benefit liability	$5,008	$7,292

Accumulated other comprehensive loss:

Transition obligation	341	500

Prior service cost	52	76

Net actuarial loss	3,044	3,550

Net liability	$8,445	$11,418

Assumptions:

Weighted average discount rate – net periodic pension cost	4.45%	5.20%

Weighted average discount rate – projected benefit obligation	4.00%	4.45%

Weighted average rate of compensation increase	3.00%	3.00%

Estimated average remaining service life for the plan (in years)(i)	6.0	3.0

  Note:

  (i)
  Estimated average remaining service life for the Executives Plan was developed for individual senior officers.

Components expected to be recognized in accumulated other comprehensive loss	Executives Plan components expected to be recognized in accumulated other comprehensive loss in 2013:
Transition obligation	$170

Prior service cost	26

Net actuarial loss	327

$523

Estimated benefit payments from Executives plan
Years ended December 31,:	Estimated Executives Plan Benefit Payments

2013	$117

2014	$116

2015	$115

2016	$114

2017	$113

2018 – 2022	$3,591

Goldex mine
Environmental remediation liability
Reconciliation of the beginning and ending carrying amounts of the environmental remediation liability

	2012	2011

Environmental remediation liability – long-term, beginning of year	$19,057	$–

Environmental remediation liability – current, beginning of year	26,069	–

Current year change in estimate	(36)	51,736

Liabilities settled	(21,450)	(7,616)

Foreign exchange revaluation	579	1,006

Reclassification from long-term to current	(12,186)	(26,069)

Environmental remediation liability – long-term, end of year	$12,033	$19,057